Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 46,554	$ 356,273	$ 57,756	$ 20,853	$ 78,609	$ 481,436	$ 1,358,716	$ 1,840,152
Net income (loss)		157,118				157,118	426,152	583,270
Issuance of share capital on settlement of restricted share units, deferred share units, performance share units and the exercise of stock options	3,212	11	(661)		(661)	2,562	(5,693)	(3,131)
Issuance of share capital on exercise of stock options	29					29	(13)	16
Exchange of Limited Partnership units for Public Shares	1,457	21,577	2,375	1,358	3,733	26,767	(26,767)
Other comprehensive income (loss), net of tax (expense) recovery		(921)		(13,410)	(13,410)	(14,331)	(40,039)	(54,370)
Share-based compensation			8,337		8,337	8,337	24,709	33,046
Balance at Dec. 31, 2023	51,252	534,058	67,807	8,801	76,608	661,918	1,737,065	2,398,983
Net income (loss)		(87,720)				(87,720)	(214,746)	(302,466)
Issuance of share capital on settlement of restricted share units, deferred share units, performance share units and the exercise of stock options	7,830	16,041	(1,587)	1,667	80	23,951	(30,653)	(6,702)
Other comprehensive income (loss), net of tax (expense) recovery		4,954		102,442	102,442	107,396	282,408	389,804
Share-based compensation			4,735		4,735	4,735	12,351	17,086
Balance at Dec. 31, 2024	59,082	467,333	70,955	112,910	183,865	710,280	1,786,425	2,496,705
Net income (loss)		(155,354)				(155,354)	(374,863)	(530,217)
Issuance of share capital on settlement of restricted share units, deferred share units, performance share units and the exercise of stock options	10,202	6,659	(1,065)	2,223	1,158	18,019	(25,535)	(7,516)
Exchange of Limited Partnership units for Public Shares	713	8,755	1,131	1,073	2,204	11,672	(11,672)
Other comprehensive income (loss), net of tax (expense) recovery		3,421		(60,143)	(60,143)	(56,722)	(142,844)	(199,566)
Share-based compensation			2,925		2,925	2,925	7,265	10,190
Balance at Dec. 31, 2025	$ 69,997	$ 330,814	$ 73,946	$ 56,063	$ 130,009	$ 530,820	$ 1,238,776	$ 1,769,596